Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 16, 2015	Feb. 13, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid				$ 4,826	$ 4,826	$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Letters of Credit Outstanding, Amount	$ 10,700
Line of Credit Facility, Expiration Date	Feb. 16, 2015
Distribution Made to Limited Partner, Distribution Date		Feb. 13, 2015	Apr. 23, 2015
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.3375	$ 0.3375
Distribution Made To Limited Partner Annualized Basis Per Unit		$ 1.35
Distribution Made to Limited Partner, Cash Distributions Paid		$ 8,900
Distribution Made To Limited Partner Annualized Distributions Per Unit			$ 1.35